Schedule H, Line 4i (Tables)	12 Months Ended
Dec. 31, 2025
EBP 42-1623692 006 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Text Block]
	(b)	(c)
	Identity of Issuer,	Description of Investment		(e)
	Borrower, Lessor,	including maturity date, rate of interest,	(d)	Current
(a)	or Similar Party	collateral, par, or maturity value	Cost (2)	Value

	Common Stock
*	Douglas Dynamics, Inc. Common Stock	Company Common Stock		$2,582,262
	Mutual Funds
	Wells Fargo	Allspring Short-Term High Income Institutional Fund		1,568,908
	American Funds	American Funds New World R6 Fund		1,755,696
	Dodge and Cox Funds	Dodge & Cox Income X Fund		2,862,325
	Fidelity Investments	Fidelity Mid Cap Index Fund		2,290,587
	Fidelity Investments	Fidelity Small Cap Index Fund		3,906,991
	Fidelity Investments	Fidelity US Bond Index Fund		1,808,620
	Fidelity Investments	Fidelity 500 Index Fund		13,939,045
	Goldman Sachs	Goldman Sachs Small Cap Growth Insights Fund		1,785
	Invesco	Invesco Value Opp		2,627,434
	T. Rowe Price Funds	T. Rowe Price Capital Appreciation Fund		8,757,485
	Vanguard Group	Vanguard Explorer Admiral Fund		1,857,704
	Common Collective Trusts
	Great Gray Trust Company	Blackrock Equity Index Fund		1,653,126
	Great Gray Trust Company	International Growth II		2,274,429
	Great Gray Trust Company	Large Cap Growth Fund		5,425,266
	Great Gray Trust Company	Large Cap Value		7,035,489
	Great Gray Trust Company	RetirePilot Aggressive Retirement Fund		71,630
	Great Gray Trust Company	RetirePilot Aggressive 2035 Fund		1,077,798
	Great Gray Trust Company	RetirePilot Aggressive 2045 Fund		437,611
	Great Gray Trust Company	RetirePilot Aggressive 2055 Fund		634,778
	Great Gray Trust Company	RetirePilot Aggressive 2065 Fund		1,151,820
	Great Gray Trust Company	RetirePilot Conservative 2045		3,867
	Great Gray Trust Company	RetirePilot Conservative 2055		102,151
	Great Gray Trust Company	RetirePilot Conservative 2065		289,459
	Great Gray Trust Company	RetirePilot Moderate Retirement Fund		22,761,009
	Great Gray Trust Company	RetirePilot Moderate 2035 Retirement Fund		27,451,237
	Great Gray Trust Company	RetirePilot Moderate 2045 Retirement Fund		22,405,746
	Great Gray Trust Company	RetirePilot Moderate 2055 Retirement Fund		20,154,006
	Great Gray Trust Company	RetirePilot Moderate 2065 Retirement Fund		6,469,549
	Great Gray Trust Company	RetirePilot Conservative Retirement		2,774
	Great Gray Trust Company	RetirePilot Conservative 2035		422,071
	Great Gray Trust Company	Small Cap Value II		1,043,663
	Hand Benefits & Trust Company	DG1 Growth R1 Fund		3,019,830
	Investment Contract
*	Principal Life Insurance Company	Principal Fixed Income Guaranteed Option		6,074,529
*	Participant Loans	Notes receivable from participants (1)	$-	3,613,849

				$177,534,529